FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedule of foreign currency risk on net working capital and sensitivity analysis [Table Text Block]
Canadian
Dollars
Cash	$1,236
Accounts payable	(356,118)
(354,882)
US$ exchange rate at December 31, 2019	0.7699
(273,224)
(27,322)